Non Mineral Leases - Intro (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance Lease Obligations	$ 720	$ 777
Operating Lease, Liability	$ 932
Co Venturer Member
FInance lease net assets consolidated on a proportionate basis		420
Finance Lease Obligations		688
Operating Lease, Right-of-Use Asset		$ 57
Lease, Practical Expedients, Package [true false]	true
Lease Practical Expedient Lessor Single Lease Component	true